Business Combinations And Capital Reorganization - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands				3 Months Ended	12 Months Ended
	Aug. 04, 2022 EUR (€) shares	Jul. 29, 2022 EUR (€) shares € / shares	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Oct. 01, 2022 USD ($)	Aug. 04, 2022 USD ($) shares	Aug. 04, 2022 € / shares	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($)	Sep. 16, 2021 EUR (€) shares	Sep. 16, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Percentage Of Voting Equity Interests Acquired					100.00%		100.00%
Share issue related cost					€ 17,397	€ 17,397
Expense from share-based payment transactions					8,046
Par value per share | $ / shares							$ 5.32
Kensington Acquisition Corp Two [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable					99,524		$ 115,244				€ 99,524	$ 115,244
Common stock shares subscription receivable value					95,860		111,000				95,860	$ 111,000
Net assets					195,384						195,384
Transaction Costs				€ 72,172	72,172
Kensington Acquisition Corp Two [Member] | cash and cash equivalent [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable					114,015
Kensington Acquisition Corp Two [Member] | Derivative warrant liabilitiesMember [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable					14,491
Wallbox Chargers Business [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Net assets					€ 1,209,040		$ 1,400,000	$ 1,400,000			€ 1,209,040
Equity interest as a percentage of fair value of net assets					18.10%		18.10%				18.10%	18.10%
Fair value of shares exchanged					€ 267,556						€ 267,556
Wallbox [Member]
Disclosure of detailed information about business combination [line items]
Percentage of incremental costs directly attributable to equity issue					100.00%
Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member] | Kensington And Wallbox [Member]
Disclosure of detailed information about business combination [line items]
Common stock shares subscribed but not issued shares | shares													11,100,000
Common stock shares subscribed but not issued value													€ 111,000
Shares issued price per share | $ / shares														$ 10
AR Electronics Solutions SLU [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Voting Equity Interests Acquired		100.00%
Revenue of acquiree since acquisition date			€ 9,561		€ 5,273
Profit (loss) of acquiree since acquisition date			3,350		850
Consideration transferred, acquisition-date fair value		€ 10,035
Cash consideration transferred		€ 4,200
Number of instruments or interests issued or issuable | shares		700,777
Par value per share | € / shares		€ 899
Percentage Of Earnouts To Be Settled In Cash		50.00%
Percentage Of Earnouts To Be Settled In Shares		50.00%
Expenses Recognized In Profit Or loss					€ 539
AR Electronics Solutions SLU [Member] | Restricted Stock Units [member]
Disclosure of detailed information about business combination [line items]
Number of other equity instruments granted in share-based payment arrangement | shares					111,236
AR Electronics Solutions SLU [Member] | Not later than one year [member]
Disclosure of detailed information about business combination [line items]
Earnout Payments		€ 1,000
AR Electronics Solutions SLU [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about business combination [line items]
Earnout Payments		1,000
AR Electronics Solutions SLU [Member] | Later than two years and not later than three years [member]
Disclosure of detailed information about business combination [line items]
Earnout Payments		€ 1,000
Coil, Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Voting Equity Interests Acquired									100.00%
Revenue of acquiree since acquisition date			5,888		€ 3,590
Profit (loss) of acquiree since acquisition date			€ 1,832		1,340
Consideration transferred, acquisition-date fair value					3,572				$ 3,572
Cash consideration transferred					1,155				$ 1,155
Number of instruments or interests issued or issuable | shares									272,826
Par value per share | € / shares										€ 809
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					84
Number Of Shares Issued For Earnout Payments | shares	304,350
Expenses Recognized In Profit Or loss					1,769
Fair Value Of Net Assets					€ 43				$ 2,000
Coil, Inc [Member] | Convertible Loan [Member]
Disclosure of detailed information about business combination [line items]
Convertible Loan	€ 1,000
Coil, Inc [Member] | Restricted Stock Units [member]
Disclosure of detailed information about business combination [line items]
Number of other equity instruments granted in share-based payment arrangement | shares					384,783